Summary of warrants activity reclassified equity (Details) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares shares
Warrants
Warrants outstanding, Beginning of year | shares	668,138
Weighted average exercise price, beginning of year | $ / shares	$ 11.64
Warrants outstanding, beginning of year, value | $	$ 1,563
Warrants, Exercised | shares	(9,292)
Weighted average exercise price, exercised | $ / shares	$ 0.01
Warrants outstanding, exercised, value | $	$ (30)
Change in fair value of warrants | shares
Weighted average exercise price, Change in fair value of warrants | $ / shares
Change in fair value of warrants, value | $	$ 356
Warrants Outstanding, Ending of year | shares	658,846
Weighted average exercise price, ending of year | $ / shares	$ 11.80
Warrants outstanding, ending of year, value | $	$ 1,889